Shareholder Fees	Oct. 05, 2026 USD ($)
Tema Actuator ETF | Tema Actuator ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Tema CPU ETF | Tema CPU ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Tema Analog Semiconductor ETF | Tema Analog Semiconductor ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Tema MLCC ETF | Tema MLCC ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Tema Physical AI ETF | Tema Physical AI ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Tema Semicap ETF | Tema Semicap ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Tema Semiconductor Manufacturing ETF | Tema Semiconductor Manufacturing ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Tema Semiconductor Substrates ETF | Tema Semiconductor Substrates ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0